Consolidated Balance Sheets (Parenthetical) (USD $)	May 01, 2011	May 02, 2010	Jul. 31, 2011 Successor [Member]	May 01, 2011 Successor [Member]
Common stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	1,000	500,000,000	1,000	1,000
Common stock, shares issued	10	216,600,000	10	10
Common stock, shares outstanding	10	199,200,000	10	10